INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

16. INCOME TAX

(a)     Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiaries are subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R.. Payments of dividends by the Hong Kong S.A.R. subsidiaries to the Company is not subject to withholding tax in Hong Kong S.A.R.. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

PRC

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) at the statutory income tax rate of 25%, unless otherwise specified. According to the CIT Law, entities that qualify as “high-and-new technology enterprises” (“HNTE”) are entitled to a preferential income tax rate of 15%.

In 2017, BlueCity Information Technology received the approval from the tax authority that it qualified as an HNTE. The certificate entitled BlueCity Information Technology to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. In 2020, BlueCity Information Technology completed the renewal of HNTE certificate. The renewed certificate entitled BlueCity Information Technology to the preferential income tax rate of 15% effective retroactively from January 1, 2020 to December 31, 2022, if all the criteria for HNTE status could be satisfied in the relevant year.

The components of loss before income taxes are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	13,363,885	165,783,490	229,692,055
Hong Kong S.A.R.	36,302,843	38,305,342	59,079,524
Japan	258,209	7,697,439	3,446,328
Cayman	646,803	5,332,840	14,378,166
Others	1,427,214	6,175,567	2,206,865
Total	51,998,954	223,294,678	308,802,938

16. INCOME TAX (Continued)

The Group’s income tax expense (benefit) recognized in the consolidated statements of comprehensive loss consists of the following:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense (benefit)-PRC, excluding Hong Kong S.A.R..	112,473	(64,615)	1,168,707
Current income tax expense-Others	818,081	1,118,133	1,819,398
Current income tax expense-total	930,554	1,053,518	2,988,105
Deferred income tax benefit-PRC, excluding Hong Kong S.A.R	—	(2,495,332)	(2,167,099)
Income tax expense (benefit)	930,554	(1,441,814)	821,006

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	6.1%	1.8%	2.9%
Preferential tax rate	6.5%	(3.2)%	7.3%
Research and development expenses additional deduction	(15.5)%	(3.7)%	(6.8)%
Non-deductible share-based compensation expenses	—	20.9%	1.3%
Non-taxable income	—	(0.5)%	(0.1)%
Impairment of goodwill	—	—	8.7%
Other non-deductible expenses	0.5%	2.4%	2.8%
Change in valuation allowance	29.2%	6.7%	9.2%
Effective income tax rate	1.8%	(0.6)%	0.3%

(b)     Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Net operating loss carry forwards	72,435,457	99,347,341
Donation	457,730	480,684
Deductible advertising expenses	867,094	2,103,893
Total deferred income tax assets	73,760,281	101,931,918
Less: Valuation allowance	(71,676,908)	(100,483,935)
Deferred income tax assets, net	2,083,373	1,447,983
Intangible assets	(13,038,256)	(11,051,079)
Deferred income tax liabilities	(13,038,256)	(11,051,079)
Net deferred income tax liabilities	(10,954,883)	(9,603,096)

As of December 31, 2021, the Group had net operating loss carry forwards of RMB383,226,479 attributable to the PRC subsidiaries, consolidated VIE and VIE’s subsidiaries, of which RMB379,756, RMB 206,696, RMB1,466,535, RMB8,271,951, RMB11,009,934, RMB50,611,222, RMB49,150,819, RMB35,279,589 and RMB226,849,977 will expire if unused by December 31, 2022, 2023, 2024, 2025, 2026, 2027, 2028, 2029 and 2031, respectively.

16. INCOME TAX (Continued)

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. The Group evaluates the potential realization of deferred income tax assets on an entity-by-entity basis. Accordingly, the Group has provided full valuation allowance against deferred income tax assets in entities where it was determined it was more-likely-than-not that the benefits of the deferred income tax assets will not be realized as of December 31, 2021.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	42,910,959	57,960,509	71,676,908
Additions of valuation allowance	14,728,024	28,879,521	46,283,222
Reductions of valuation allowance	—	(13,070,605)	(16,639,886)
Foreign exchange translation adjustments	321,526	(2,092,517)	(836,309)
Balance at the end of the year	57,960,509	71,676,908	100,483,935

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries for the years from 2017 to 2021 are open to examination by the PRC tax authorities. The Hong Kong tax authorities have up to six years to conduct examinations of the Company’s tax filings. Accordingly, the Hong Kong subsidiaries’ tax years 2016 through 2021 remain open to examination by the Hong Kong tax authorities.